Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Revenues
Noncontrolling interests without SEI	SFr 4	SFr 9	SFr 436
Loans held-for-sale	(51)	(19)	(4)
Long-lived assets held-for-sale	437	36	392
Equity method investments	208	243	252
Other investments	0	144	312
Other	758	701	743
Other revenues	1,356	1,114	2,131
Bank
Other Revenues
Noncontrolling interests without SEI	0	3	451
Loans held-for-sale	(51)	(19)	(4)
Long-lived assets held-for-sale	428	34	391
Equity method investments	154	210	239
Other investments	7	147	276
Other	889	825	882
Other revenues	SFr 1,427	SFr 1,200	SFr 2,235